UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Litchfield Capital Management, LLC
Address:              105 Rowayton Avenue
                      Norwalk, CT 06853

Form 13F File Number: 28-11633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Matthew B. Terzian
Title:                Chief Operating Officer
Phone:                (203) 854-4612

Signature, Place, and Date of Signing:

/s/ Matthew B. Terzian               Norwalk, CT           November 10, 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     71,883
                                           (thousands)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                     NAME OF REPORTING MANAGER:
                                 LITCHFIELD CAPITAL MANAGEMENT, LLC
                                          As of 09/30/09

  Column 1                    Column 2       Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

                                                                   Shares or
  Name of                     Title of        CUSIP      Value     Principal  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class          Number    ($1,000)   Amount     PRN CALL    Discretion    Managers      Authority

                                                                                                                 Sole    Shared None

DANA HOLDING CORP             COM              235825205     681    100,000   SH          SOLE                   100,000
FORCE PROTECTION INC          COM NEW          345203202   1,218    223,000   SH          SOLE                   223,000
FORD MTR CO DEL               COM PAR $0.01    345370860   1,601    222,000   SH          SOLE                   222,000
GRUBB & ELLIS CO              COM PAR $0.01    400095204     290    171,400   SH          SOLE                   171,400
HERCULES OFFSHORE INC         COM              427093109     545    111,000   SH          SOLE                   111,000
KEYCORP NEW                   COM              493267108   1,082    166,500   SH          SOLE                   166,500
MELCO CROWN ENTMT LTD         ADR              585464100     696    100,000   SH          SOLE                   100,000
PHARMACYCLICS INC             COM              716933106     381    194,300   SH          SOLE                   194,300
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD   73936B408   1,413     55,500   SH          SOLE                    55,500
REX ENERGY CORPORATION        COM              761565100     463     55,500   SH          SOLE                    55,500
SPDR TR                       UNIT SER 1       78462F103  61,348    581,000       PUT     SOLE                   581,000
STEWART INFORMATION SVCS COR  COM              860372101   1,122     90,740   SH          SOLE                    90,740
U S AIRWAYS GROUP INC         COM              90341W108   1,043    222,000   SH          SOLE                   222,000
